Amounts Receivable and Prepaid Expenses	12 Months Ended
Dec. 31, 2021
Amounts Receivable and Prepaid Expenses
Amounts Receivable and Prepaid Expenses
4.	AMOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31	December 31
	2021	2020
Sales tax receivable	$79	$67
Deferred At-the-Market Offering costs [1]	352	–
Interest, refundable deposits and other receivables	85	587
Prepaid expenses [2]	1,351	823
Total	$1,867	$1,477

Notes

1.	These costs are allocated to equity based on the dollar amount issued as a percentage of the total amount available under the offering (note 6(b)).
2.	Includes prepaid insurance, which is amortized over the insurance term.